Declaration of Management, Basis of Preparation and Presentation of The Financial Statements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Current prepaid expenses		R$ 0
Other assets	R$ 245,518	189,849
Non-current assets
Non-Current Prepaid Expenses		0
Other assets	143,781	328,005
Current liabilities
Loans and financing	1,100,051	1,112,940	R$ 984,266
Convertible instruments	25,807	14,789
Current insurance premiums payable		0
Accounts payable	2,277,841	2,517,828
Reimbursement to customers		0
Other liabilities	150,362	82,673
Non-current liabilities
Loans and financing	8,598,861	6,119,759	7,161,464
Non-current convertible instruments	1,175,803	1,388,930
Total		11,754,773
Statements of Operations [Abstract]
Rental		0
Insurance	(89,492)	(103,216)	(80,256)
Other	(2,802,036)	(2,039,425)	(2,342,543)
Operations		(2,142,641)	(2,422,799)
Changes in operating assets and liabilities
Adjustments for decrease (increase) in prepaid expenses		0	0
Advances to suppliers	(2,888,463)	(629,450)	(86,936)
Other assets	(128,116)	(186,128)	(318,236)
Adjustments for increase decrease in insurance premiums payables		0	0
Accounts payable	2,795,585	2,274,014	1,119,312
Adjustments for increase (decrease) in reimbursement to customers		0	0
Airports fees	227,996	356,067	50,369
Other liabilities	72,589	(129,019)	406,869
Govemment installment payment program			0
Taxes payable	(26,793)	7,131	59,320
Cash flows from investing activities
Acquisition of property and equipment	(464,354)	(624,239)	(624,286)
Acquisition of capitalized maintenance		(628,293)
Cash received in the sale and leaseback operation	R$ 91,688	321,266	21,256
Proceeds from sale and leaseback			0
Total		706,335	1,251,954
Previously Reported [Member]
Current assets
Current prepaid expenses		182,891
Other assets		6,958
Non-current assets
Non-Current Prepaid Expenses		319,000
Other assets		9,005
Current liabilities
Loans and financing		1,127,729
Convertible instruments		0
Current insurance premiums payable		84,985
Accounts payable		2,432,843
Reimbursement to customers		13,822
Other liabilities		68,851
Non-current liabilities
Loans and financing		7,508,689
Non-current convertible instruments		0
Total		11,754,773
Statements of Operations [Abstract]
Rental		(203,398)
Insurance		(81,665)	0
Other		(1,857,578)	(2,422,799)
Operations		(2,142,641)	(2,422,799)
Changes in operating assets and liabilities
Adjustments for decrease (increase) in prepaid expenses		(274,563)	(364,107)
Advances to suppliers			120,266
Other assets		88,435	79,201
Adjustments for increase decrease in insurance premiums payables		(1,404)	40,669
Accounts payable		2,275,418	1,078,643
Adjustments for increase (decrease) in reimbursement to customers		(169,967)	(63,507)
Airports fees			80,788
Other liabilities		40,948	439,957
Govemment installment payment program			(7,399)
Taxes payable			66,719
Cash flows from investing activities
Acquisition of property and equipment		(1,252,532)
Acquisition of capitalized maintenance		0
Cash received in the sale and leaseback operation			0
Proceeds from sale and leaseback			21,256
Total		706,335	1,251,954
Revision of Prior Period, Adjustment [Member]
Current assets
Current prepaid expenses		(182,891)
Other assets		182,891
Non-current assets
Non-Current Prepaid Expenses		(319,000)
Other assets		319,000
Current liabilities
Loans and financing		(14,789)
Convertible instruments		14,789
Current insurance premiums payable		(84,985)
Accounts payable		84,985
Reimbursement to customers		(13,822)
Other liabilities		13,822
Non-current liabilities
Loans and financing		(1,388,930)
Non-current convertible instruments		1,388,930
Total		0
Statements of Operations [Abstract]
Rental		(203,398)
Insurance		21,551	80,256
Other		(181,847)	80,256
Operations		0	0
Changes in operating assets and liabilities
Adjustments for decrease (increase) in prepaid expenses		274,563	364,107
Advances to suppliers			(33,330)
Other assets		(274,563)	(397,437)
Adjustments for increase decrease in insurance premiums payables		1,404	(40,669)
Accounts payable		(1,404)	40,669
Adjustments for increase (decrease) in reimbursement to customers		169,967	63,507
Airports fees			(30,419)
Other liabilities		(169,967)	(33,088)
Govemment installment payment program			7,399
Taxes payable			(7,399)
Cash flows from investing activities
Acquisition of property and equipment		(628,293)
Acquisition of capitalized maintenance		628,293
Cash received in the sale and leaseback operation			21,256
Proceeds from sale and leaseback			(21,256)
Total		R$ 0	R$ 0